The Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Domestic	$ (54,153)	$ (2,623)
Foreign	966	2,585
Loss before income taxes	$ (53,187)	$ (38)